United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-23759

Thrivent ETF Trust

(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500

Minneapolis, Minnesota 55402-3211

(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer

Thrivent ETF Trust

901 Marquette Avenue, Suite 2500

Minneapolis, Minnesota 55402-3211

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Report to Stockholders

(a)     Copies of the registrant’s reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, are filed herewith.

Thrivent Small-Mid Cap Equity ETF

TSME | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the Thrivent Small-Mid Cap Equity ETF (the Fund) for the six months ended March 31, 2025. You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$31	0.65%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$289,649,066	70	46%	$850,227

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

Kyndryl Holdings, Inc.	3.0%
FTAI Aviation Ltd.	2.3%
Labcorp Holdings, Inc.	2.3%
OneMain Holdings, Inc.	2.0%
Bel Fuse, Inc., Class B	2.0%
Limbach Holdings, Inc.	1.9%
U.S. Foods Holding Corp.	1.9%
STERIS PLC	1.9%
NVR, Inc.	1.8%
Group 1 Automotive, Inc.	1.8%

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.0%
Short-Term Investments	1.0%

Major Market Sectors (% of Net Assets)

Industrials	23.5%
Information Technology	15.3%
Financials	15.0%
Consumer Discretionary	14.8%
Health Care	9.0%
Materials	8.7%
Consumer Staples	4.7%
Real Estate	3.3%
Utilities	3.2%
Energy	1.5%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

ALPS Distributors, Inc. is the distributor for Thrivent ETF Trust. Thrivent Distributors, LLC, a subsidiary of Thrivent, is a marketing agent. ALPS Distributors, Inc. is not affiliated with Thrivent, the marketing name for Thrivent Financial for Lutherans, or any of its subsidiaries.

Thrivent Core Plus Bond ETF

TCPB | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the Thrivent Core Plus Bond ETF (the Fund) for the six months ended March 31, 2025. You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$4	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$25,322,442	183	17%	$10,062

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.250%, 01/31/30	4.8%
Federal Home Loan Mortgage Corp., 5.500%, 07/01/53	4.8%
Federal National Mortgage Association, 6.000%, 09/01/54	4.7%
U.S. Treasury Bonds, 3.000%, 08/15/48	4.0%
U.S. Treasury Notes, 4.125%, 01/31/27	3.6%
Federal Home Loan Mortgage Corp., 5.000%, 11/01/52	3.0%
Federal National Mortgage Association, 4.000%, 06/01/53	3.0%
U.S. Treasury Notes, 4.250%, 02/15/28	3.0%
U.S. Treasury Bonds, 4.500%, 11/15/54	2.9%
U.S. Treasury Bonds, 4.625%, 11/15/44	2.7%

Major Market Sectors (% of Net Assets)

U.S. Government & Agencies	29.6%
Mortgage-Backed Securities	21.7%
Financials	13.7%
Asset-Backed Securities	7.4%
Consumer Discretionary	4.6%
Collateralized Mortgage Obligations	4.4%
Utilities	3.2%
Consumer Staples	3.2%
Communication Services	2.8%
Industrials	2.4%

Bond Quality Ratings (% of Net Assets)

Value	Value
NR	6.5%
B	0.6%
BA	5.7%
BAA	21.0%
A	9.9%
AA	22.5%
AAA	3.9%
U.S. Gov't Guaranteed	29.9%

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Portfolio Composition (% of Portfolio)

Value	Value
Corporate Bonds	33.4%
U.S. Treasury Obligations	28.4%
Agency Mortgage-Backed Securities	16.8%
Non-Agency Asset-Backed Securities	7.2%
Short-Term Investments	4.7%
Non-Agency Collateralized Mortgage Obligations	4.2%
Agency Commercial Mortgage-Backed Securities	4.0%
Non-Agency Commercial Mortgage-Backed Securities	1.3%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

ALPS Distributors, Inc. is the distributor for Thrivent ETF Trust. Thrivent Distributors, LLC, a subsidiary of Thrivent, is a marketing agent. ALPS Distributors, Inc. is not affiliated with Thrivent, the marketing name for Thrivent Financial for Lutherans, or any of its subsidiaries.

Thrivent Ultra Short Bond ETF

TUSB | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2025

This semi-annual shareholder report contains important information about the Thrivent Ultra Short Bond ETF (the Fund) for the six months ended March 31, 2025. You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

ETF	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$2	0.20%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis for periods less than one year.

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$26,309,914	152	3%	$5,297

What did the Fund invest in?

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 5.000%, 08/31/25	9.5%
Bank of America Corp., 5.371%, 01/24/31	1.9%
Citigroup, Inc., 5.228%, 03/04/29	1.5%
Ford Motor Credit Co. LLC, 6.950%, 03/06/26	1.2%
Cooperatieve Rabobank UA, 5.247%, 10/17/29	1.1%
JPMorgan Chase & Co., 5.153%, 01/24/29	1.1%
UBS Group AG, 1.305%, 02/02/27	1.1%
Societe Generale SA, 5.764%, 04/13/29	1.0%
Santander Bank Auto Credit-Linked Notes, Class B, 4.965%, 01/18/33	1.0%
Chevron USA, Inc., 4.718%, 02/26/27	1.0%

Major Market Sectors (% of Net Assets)

Financials	31.3%
Asset-Backed Securities	27.0%
U.S. Government & Agencies	9.5%
Consumer Discretionary	8.2%
Consumer Staples	6.6%
Communication Services	3.4%
Industrials	2.7%
Utilities	2.3%
Commercial Mortgage-Backed Securities	1.8%
Basic Materials	1.7%

Bond Quality Ratings (% of Net Assets)

Value	Value
NR	3.0%
BA	4.2%
BAA	31.1%
A	23.3%
AA	5.4%
AAA	23.5%
U.S. Gov't Guaranteed	9.5%

Bond quality ratings are obtained from Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P"). If Moody's and S&P have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent Moody's ratings.

Portfolio Composition (% of Portfolio)

Value	Value
Corporate Bonds	58.9%
Non-Agency Asset-Backed Securities	26.9%
U.S. Treasury Obligations	9.4%
Non-Agency Commercial Mortgage-Backed Securities	1.8%
Short-Term Investments	1.7%
Non-Agency Collateralized Mortgage Obligations	1.3%

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

ALPS Distributors, Inc. is the distributor for Thrivent ETF Trust. Thrivent Distributors, LLC, a subsidiary of Thrivent, is a marketing agent. ALPS Distributors, Inc. is not affiliated with Thrivent, the marketing name for Thrivent Financial for Lutherans, or any of its subsidiaries.

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants

(a)    Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has an audit committee which was established in accordance with Section 3(a)(58)(A) of the Exchange Act. The audit committee members are Janice B. Case, Robert J. Chersi, Arleas Upton Kea, Paul R. Laubscher, Robert J. Manilla, James A. Nussle, James W. Runcie, and Constance L. Souders.

(b)    Not applicable.

Item 6. Investments

(a) Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR. (b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s unaudited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.

Financial Statements and Additional Information
March 31, 2025
Thrivent ETF Trust

Table of Contents

Schedule of Investments
Thrivent Core Plus Bond ETF2
Thrivent Small-Mid Cap Equity ETF7
Thrivent Ultra Short Bond ETF10
Statement of Assets and Liabilities17
Statement of Operations18
Statement of Changes in Net Assets19
Notes to Financial Statements20
Financial Highlights32
Change in and Disagreement with Accountants (Item 8)34
Proxy Disclosures (Item 9)35
Remuneration Paid to Directors, Officers, and Others (Item 10)36
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)37

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2025(unaudited)

Principal Amount	Long-Term Fixed Income (99.2%)	Value
Asset-Backed Securities 7.4%
	American Heritage Auto Receivables Trust,
$110,000	4.90%, 9/17/2029, Series 2024-1A, Class A3 [a]	$110,746
	ARES LXXI CLO, Ltd.,
235,000	(TSFR3M + 1.700%), 5.99%, 4/20/2037, Series 2024-71A, Class A2 [a],[b]	236,234
	Balboa Bay Loan Funding, Ltd.,
250,000	(TSFR3M + 2.250%), 6.57%, 1/20/2035, Series 2021-2A, Class CR [a],[b]	250,000
	Barings Loan Partners CLO, Ltd.,
180,000	(TSFR3M + 1.650%), 5.95%, 1/20/2034, Series LP-2A, Class CR [a],[b]	178,081
	Chenango Park CLO, Ltd.,
250,000	(TSFR3M + 1.800%), 0.00%, 4/15/2030, Series 2018-1A, Class BR [a],[b],[c]	250,000
	Dryden 78 CLO, Ltd.,
235,000	(TSFR3M + 1.730%), 6.03%, 4/17/2037, Series 2020-78A, Class A2R [a],[b]	235,228
	Hertz Vehicle Financing III LLC,
250,000	5.45%, 9/25/2029, Series 2025-1A, Class B [a]	251,359
	Hotwire Funding LLC,
205,000	5.89%, 6/20/2054, Series 2024-1A, Class A2 [a]	208,647
	SLM Private Credit Student Loan Trust,
167,993	(TSFR3M + 0.660%), 4.96%, 6/15/2033, Series 2004-A, Class A3 [b]	166,987
	Total	1,887,282
Basic Materials 1.2%
	Anglo American Capital plc,
50,000	5.75%, 4/5/2034 [a]	50,706
	Cleveland-Cliffs, Inc.,
50,000	6.75%, 4/15/2030 [a]	48,409
	Eastman Chemical Co.,
50,000	5.00%, 8/1/2029	50,261
	Glencore Funding LLC,
50,000	6.50%, 10/6/2033 [a]	53,545
	International Flavors & Fragrances, Inc.,
50,000	2.30%, 11/1/2030 [a]	43,210
	Methanex Corp.,
50,000	5.25%, 12/15/2029	48,021
	Total	294,152
Collateralized Mortgage Obligations 4.4%
	Cross Mortgage Trust,
255,436	6.42%, 4/25/2069, Series 2024-H2, Class A2 [a],[d]	257,978
	GCAT Trust,
153,430	5.50%, 1/25/2054, Series 2024-INV1, Class 1A2 [a],[b]	152,105
	PRET Trust,
100,000	4.00%, 8/25/2064, Series 2025-RPL2, Class A1 [a],[d]	95,579
	Roc Mortgage Trust,
150,000	5.63%, 2/25/2040, Series 2025-RTL1, Class A1 [a],[d]	150,967
Principal Amount	Long-Term Fixed Income (99.2%)	Value
Collateralized Mortgage Obligations 4.4% – continued
	Toorak Mortgage Trust,
$200,000	5.52%, 2/25/2040, Series 2025- RRTL1, Class A1 [a],[d]	$200,309
	Verus Securitization Trust,
247,559	5.98%, 1/25/2070, Series 2025-1, Class A3 [a],[d]	247,624
	Total	1,104,562
Commercial Mortgage-Backed Securities 1.3%
	Bank,
100,000	6.03%, 3/15/2058, Series 2025- BNK49, Class AS [b]	103,723
	Benchmark Mortgage Trust,
225,000	6.09%, 4/15/2058, Series 2025-V14, Class AM [c]	232,408
	Total	336,131
Communication Services 2.8%
	AT&T, Inc.,
50,000	5.15%, 2/15/2050	45,284
	CCO Holdings LLC/CCO Holdings Capital Corp.,
50,000	4.75%, 3/1/2030 [a]	46,372
	Charter Communications Operating LLC/Charter Communications Operating Capital,
100,000	5.05%, 3/30/2029	99,538
50,000	6.38%, 10/23/2035	50,671
	Meta Platforms, Inc.,
50,000	4.75%, 8/15/2034	49,645
	Netflix, Inc.,
50,000	4.90%, 8/15/2034	50,036
	Paramount Global,
50,000	7.88%, 7/30/2030	54,928
	T-Mobile USA, Inc.,
100,000	5.13%, 5/15/2032	100,629
	VeriSign, Inc.,
100,000	5.25%, 6/1/2032	100,882
	Verizon Communications, Inc.,
100,000	5.25%, 4/2/2035 [c]	100,252
	Total	698,237
Consumer Discretionary 4.6%
	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.,
100,000	5.75%, 4/20/2029 [a]	97,848
	Bath & Body Works, Inc.,
50,000	6.63%, 10/1/2030 [a]	50,697
	Ford Motor Credit Co. LLC,
50,000	6.80%, 11/7/2028	51,423
	General Motors Financial Co., Inc.,
50,000	5.75%, 2/8/2031	50,416
50,000	5.63%, 4/4/2032	49,453
	Hyundai Capital America,
50,000	6.20%, 9/21/2030 [a]	52,296
	Las Vegas Sands Corp.,
100,000	6.00%, 8/15/2029	102,211
	Marriott International, Inc.,
50,000	5.10%, 4/15/2032	49,823
	Mattamy Group Corp.,
50,000	4.63%, 3/1/2030 [a]	46,024
	Nissan Motor Acceptance Co. LLC,
50,000	5.30%, 9/13/2027 [a]	49,623
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income (99.2%)	Value
Consumer Discretionary 4.6% – continued
	PACCAR Financial Corp.,
$100,000	4.55%, 3/3/2028	$100,761
	Resideo Funding, Inc.,
50,000	6.50%, 7/15/2032 [a]	49,880
	Royal Caribbean Cruises, Ltd.,
50,000	6.25%, 3/15/2032 [a]	50,451
	Stellantis Finance U.S., Inc.,
200,000	5.35%, 3/17/2028 [a]	200,231
	United Airlines Pass-Through Trust,
23,608	3.75%, 3/3/2028, Series 2014-2, Class A	23,251
	United Airlines, Inc.,
100,000	4.63%, 4/15/2029 [a]	94,628
	Warnermedia Holdings, Inc.,
50,000	4.05%, 3/15/2029	47,088
	Total	1,166,104
Consumer Staples 3.2%
	AbbVie, Inc.,
50,000	5.60%, 3/15/2055	50,602
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
50,000	5.88%, 2/15/2028 [a]	49,976
	BAT Capital Corp.,
50,000	7.75%, 10/19/2032	57,323
	Elevance Health, Inc.,
50,000	6.38%, 6/15/2037	54,006
	Encompass Health Corp.,
50,000	4.75%, 2/1/2030	48,104
	GE HealthCare Technologies, Inc.,
50,000	6.38%, 11/22/2052	54,236
	Global Payments, Inc.,
50,000	2.90%, 11/15/2031	43,801
	HCA, Inc.,
50,000	5.50%, 3/1/2032	50,485
	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group,
50,000	6.38%, 2/25/2055 [a]	51,094
	Mars, Inc.,
100,000	4.60%, 3/1/2028 [a]	100,402
50,000	5.65%, 5/1/2045 [a]	50,109
	Pfizer Investment Enterprises Pte., Ltd.,
50,000	5.30%, 5/19/2053	47,474
	Philip Morris International, Inc.,
50,000	5.25%, 2/13/2034	50,469
	Takeda Pharmaceutical Co., Ltd.,
50,000	5.30%, 7/5/2034	50,596
	UnitedHealth Group, Inc.,
50,000	5.88%, 2/15/2053	50,713
	Total	809,390
Energy 1.9%
	BP Capital Markets America, Inc.,
50,000	3.00%, 3/17/2052	31,688
	Coterra Energy, Inc.,
50,000	5.60%, 3/15/2034	50,302
	Devon Energy Corp.,
50,000	5.20%, 9/15/2034	48,228
	Diamondback Energy, Inc.,
50,000	6.25%, 3/15/2033	52,875
	Energy Transfer LP,
50,000	5.70%, 4/1/2035	50,370
	Hilcorp Energy I LP/Hilcorp Finance Co.,
50,000	6.00%, 4/15/2030 [a]	47,548
Principal Amount	Long-Term Fixed Income (99.2%)	Value
Energy 1.9% – continued
	Kinder Morgan, Inc.,
$50,000	5.45%, 8/1/2052	$45,725
	ONEOK, Inc.,
50,000	6.35%, 1/15/2031	53,109
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
50,000	4.00%, 1/15/2032	46,138
	Venture Global LNG, Inc.,
50,000	7.00%, 1/15/2030 [a]	49,259
	Total	475,242
Financials 13.7%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
50,000	3.30%, 1/30/2032	44,298
	Ally Financial, Inc.,
50,000	(SOFRRATE + 2.820%), 6.85%, 1/3/2030 [b]	52,227
	American International Group, Inc.,
50,000	5.13%, 3/27/2033	50,070
	American Tower Corp.,
50,000	5.65%, 3/15/2033	51,540
50,000	5.35%, 3/15/2035	50,147
	Ameriprise Financial, Inc.,
50,000	5.20%, 4/15/2035	49,883
	Aon Corp./Aon Global Holdings plc,
50,000	5.35%, 2/28/2033	50,843
	ARES Strategic Income Fund,
50,000	6.35%, 8/15/2029 [a]	50,764
	Aviation Capital Group LLC,
75,000	5.13%, 4/10/2030 [a]	74,588
	Avolon Holdings Funding, Ltd.,
50,000	5.75%, 11/15/2029 [a]	50,973
50,000	5.38%, 5/30/2030 [a]	50,068
	Bank of America Corp.,
200,000	(SOFRRATE + 1.000%), 5.16%, 1/24/2031 [b]	202,757
50,000	(SOFRRATE + 1.830%), 4.57%, 4/27/2033 [b]	48,317
	Barclays plc,
50,000	(SOFRRATE + 1.910%), 5.34%, 9/10/2035 [b]	48,775
	Blackstone Holdings Finance Co. LLC,
50,000	6.20%, 4/22/2033 [a]	53,154
	Blue Owl Technology Finance Corp.,
50,000	6.10%, 3/15/2028 [a]	49,869
	BNP Paribas SA,
50,000	(SOFRRATE + 1.620%), 5.79%, 1/13/2033 [a],[b]	51,123
	Capital One Financial Corp.,
100,000	(SOFRRATE + 2.640%), 6.31%, 6/8/2029 [b]	103,987
	Citigroup, Inc.,
50,000	(SOFRRATE + 1.340%), 4.54%, 9/19/2030 [b]	49,326
50,000	(SOFRRATE + 1.940%), 3.79%, 3/17/2033 [b]	45,735
	Citizens Financial Group, Inc.,
50,000	(SOFRRATE + 1.260%), 5.25%, 3/5/2031 [b]	50,269
	CME Group, Inc.,
100,000	4.40%, 3/15/2030	99,840
	Corebridge Financial, Inc.,
50,000	6.05%, 9/15/2033	52,170
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income (99.2%)	Value
Financials 13.7% – continued
	Deutsche Bank AG,
$50,000	(SOFRRATE + 1.720%), 3.04%, 5/28/2032 [b]	$43,760
	Extra Space Storage LP,
50,000	2.55%, 6/1/2031	43,351
	Fifth Third Bancorp,
50,000	(SOFRRATE + 1.490%), 4.90%, 9/6/2030 [b]	49,880
	Fortitude Group Holdings LLC,
100,000	6.25%, 4/1/2030 [a]	101,095
	FS KKR Capital Corp.,
50,000	3.25%, 7/15/2027	47,858
	GGAM Finance, Ltd.,
50,000	8.00%, 6/15/2028 [a]	52,430
	Goldman Sachs Group, Inc.,
150,000	(SOFRRATE + 1.380%), 5.54%, 1/28/2036 [b]	152,094
	Iron Mountain, Inc.,
50,000	4.88%, 9/15/2029 [a]	47,726
	JPMorgan Chase & Co.,
50,000	(SOFRRATE + 0.800%), 4.92%, 1/24/2029 [b]	50,475
150,000	(SOFRRATE + 1.260%), 2.96%, 1/25/2033 [b]	132,411
	KeyCorp,
50,000	(SOFRINDEX + 2.420%), 6.40%, 3/6/2035 [b]	52,821
	Kilroy Realty LP,
50,000	2.65%, 11/15/2033	38,877
	LPL Holdings, Inc.,
50,000	5.65%, 3/15/2035	49,512
	Macquarie Airfinance Holdings, Ltd.,
100,000	6.40%, 3/26/2029 [a]	103,362
	Morgan Stanley,
100,000	(SOFRRATE + 1.000%), 2.48%, 1/21/2028 [b]	96,436
50,000	(SOFRRATE + 1.260%), 5.66%, 4/18/2030 [b]	51,548
	Omega Healthcare Investors, Inc.,
50,000	3.63%, 10/1/2029	46,752
	PNC Financial Services Group, Inc.,
100,000	(SOFRINDEX + 1.850%), 4.63%, 6/6/2033 [b]	95,310
	Reinsurance Group of America, Inc.,
50,000	5.75%, 9/15/2034	50,859
	RLJ Lodging Trust LP,
50,000	4.00%, 9/15/2029 [a]	44,851
	Royal Bank of Canada,
100,000	(SOFRINDEX + 1.080%), 4.65%, 10/18/2030 [b]	99,234
	Santander Holdings USA, Inc.,
50,000	(SOFRRATE + 1.250%), 2.49%, 1/6/2028 [b]	47,922
100,000	(SOFRRATE + 1.610%), 5.47%, 3/20/2029 [b]	100,563
	State Street Corp.,
50,000	4.73%, 2/28/2030	50,269
	Synchrony Bank,
100,000	5.63%, 8/23/2027	101,444
	Truist Financial Corp.,
50,000	(SOFRRATE + 1.620%), 5.44%, 1/24/2030 [b]	51,030
	UBS Group AG,
150,000	(SOFRRATE + 3.730%), 4.19%, 4/1/2031 [a],[b]	144,608
Principal Amount	Long-Term Fixed Income (99.2%)	Value
Financials 13.7% – continued
	Wells Fargo & Co.,
$50,000	(SOFRRATE + 1.790%), 6.30%, 10/23/2029 [b]	$52,577
50,000	(SOFRRATE + 1.500%), 3.35%, 3/2/2033 [b]	44,861
	Total	3,474,639
Industrials 2.4%
	Ball Corp.,
50,000	6.00%, 6/15/2029	50,593
	Boeing Co.,
50,000	5.81%, 5/1/2050	47,599
50,000	6.86%, 5/1/2054	54,310
	Bombardier, Inc.,
50,000	8.75%, 11/15/2030 [a]	52,715
	Norfolk Southern Corp.,
50,000	4.55%, 6/1/2053	42,388
	Parker-Hannifin Corp.,
50,000	4.20%, 11/21/2034	47,151
	Quikrete Holdings, Inc.,
50,000	6.38%, 3/1/2032 [a]	50,318
	Rand Parent LLC,
50,000	8.50%, 2/15/2030 [a]	49,500
	Regal Rexnord Corp.,
50,000	6.30%, 2/15/2030	52,001
	RTX Corp.,
50,000	6.10%, 3/15/2034	53,618
	Smurfit Kappa Treasury ULC,
50,000	5.44%, 4/3/2034 [a]	50,307
	Waste Connections, Inc.,
50,000	4.20%, 1/15/2033	47,514
	Total	598,014
Mortgage-Backed Securities 21.7%
	Federal Home Loan Mortgage Corp.,
783,967	5.00%, 11/1/2052	770,617
1,197,501	5.50%, 7/1/2053	1,206,287
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
100,000	5.07%, 10/25/2028, Series K510, Class A2 [b]	102,276
250,000	5.36%, 1/25/2029, Series K517, Class A2 [b]	258,268
40,000	3.90%, 12/25/2030, Series K158, Class A2 [b]	39,015
400,000	2.58%, 5/25/2032, Series K145, Class A2	353,704
300,000	5.00%, 5/25/2034, Series K-164, Class A2	308,613
	Federal National Mortgage Association,
816,272	4.00%, 6/1/2053	763,225
1,183,051	6.00%, 9/1/2054	1,201,814
	Uniform Mortgage-Backed Security, TBA,
525,000	4.50%, 4/1/2055 [c]	502,146
	Total	5,505,965
Technology 1.8%
	Accenture Capital, Inc.,
50,000	4.50%, 10/4/2034	48,313
	Broadcom, Inc.,
50,000	3.42%, 4/15/2033 [a]	44,518
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income (99.2%)	Value
Technology 1.8% – continued
	Dell International LLC/EMC Corp.,
$50,000	4.75%, 4/1/2028 [c]	$50,229
50,000	4.85%, 2/1/2035	47,696
	Foundry JV Holdco LLC,
50,000	5.88%, 1/25/2034 [a]	50,119
	Micron Technology, Inc.,
50,000	5.88%, 2/9/2033	51,784
	Oracle Corp.,
50,000	5.55%, 2/6/2053	46,733
	Roper Technologies, Inc.,
50,000	4.90%, 10/15/2034	48,865
	Synopsys, Inc.,
75,000	5.15%, 4/1/2035	75,395
	Total	463,652
U.S. Government & Agencies 29.6%
	U.S. Treasury Bonds,
880,000	1.88%, 2/15/2041	617,375
650,000	4.00%, 11/15/2042	606,353
675,000	4.63%, 11/15/2044	675,844
1,325,000	3.00%, 8/15/2048	1,006,120
750,000	4.50%, 11/15/2054	738,984
	U.S. Treasury Notes,
900,000	4.13%, 1/31/2027	903,059
750,000	4.25%, 2/15/2028	757,383
1,200,000	4.25%, 1/31/2030	1,215,375
525,000	4.38%, 1/31/2032	534,270
425,000	4.63%, 2/15/2035	439,078
	Total	7,493,841
Utilities 3.2%
	DTE Energy Co.,
50,000	5.20%, 4/1/2030	50,634
	Duke Energy Corp.,
50,000	(CMT 5Y + 2.590%), 6.45%, 9/1/2054 [b]	49,916
	Evergy Kansas Central, Inc.,
100,000	4.70%, 3/13/2028	100,351
	Exelon Corp.,
50,000	5.88%, 3/15/2055	49,892
	FirstEnergy Corp.,
50,000	4.85%, 7/15/2047, Series C	42,757
	Florida Power & Light Co.,
50,000	5.30%, 6/15/2034	51,171
	Georgia Power Co.,
50,000	4.85%, 3/15/2031	50,293
	NiSource, Inc.,
50,000	4.38%, 5/15/2047	41,136
	NRG Energy, Inc.,
50,000	5.25%, 6/15/2029 [a]	48,727
	Pacific Gas & Electric Co.,
50,000	4.55%, 7/1/2030	48,398
	Public Service Enterprise Group, Inc.,
100,000	4.90%, 3/15/2030	100,473
	San Diego Gas & Electric Co.,
100,000	5.40%, 4/15/2035	100,715
	Xcel Energy, Inc.,
50,000	4.75%, 3/21/2028	50,187
50,000	3.50%, 12/1/2049	34,195
	Total	818,845
	Total Long-Term Fixed Income (Cost $24,896,867)	25,126,056

Shares or Principal Amount	Short-Term Investments (5.0%)	Value
1,248,529	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.29% [e]	$1,248,529
	Total Short-Term Investments (Cost $1,248,529)	1,248,529
	Total Investments (Cost $26,145,396) 104.2%	$26,374,585
	Other Assets and Liabilities, Net (4.2%)	(1,052,143)
	Total Net Assets 100.0%	$25,322,442

a
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $5,327,980 or 21.0% of total net assets.

b
Denotes variable rate securities. The rate shown is as of March 31,
2025. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description.
The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes investments purchased on a when-issued or delayed- delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2025.
e	The interest rate shown reflects the yield.

Definitions:
CLO	–	Collateralized Loan Obligation
CME	–	Chicago Mercantile Exchange
plc	–	Public Limited Company

Reference Rate Index:
CMT 5Y	–	Constant Maturity Treasury Yield 5 Year
SOFRINDEX	–	Secured Overnight Financing Rate Compounded Index
SOFRRATE	–	Secured Overnight Financing Rate
TSFR3M	–	CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$249,774
Gross unrealized depreciation	(20,585)
Net unrealized appreciation (depreciation)	$229,189
Cost for federal income tax purposes	$26,145,396
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Core Plus Bond ETF

Schedule of Investments as of March 31, 2025(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Thrivent Core Plus Bond ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,887,282	—	1,887,282	—
Basic Materials	294,152	—	294,152	—
Collateralized Mortgage Obligations	1,104,562	—	1,104,562	—
Commercial Mortgage-Backed Securities	336,131	—	336,131	—
Communication Services	698,237	—	698,237	—
Consumer Discretionary	1,166,104	—	1,166,104	—
Consumer Staples	809,390	—	809,390	—
Energy	475,242	—	475,242	—
Financials	3,474,639	—	3,474,639	—
Industrials	598,014	—	598,014	—
Mortgage-Backed Securities	5,505,965	—	5,505,965	—
Technology	463,652	—	463,652	—
U.S. Government & Agencies	7,493,841	—	7,493,841	—
Utilities	818,845	—	818,845	—
Short-Term Investments	1,248,529	1,248,529	—	—
Total Investments at Value	$26,374,585	$1,248,529	$25,126,056	$—
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Small-Mid Cap Equity ETF

Schedule of Investments as of March 31, 2025(unaudited)

Shares	Common Stock 99.0%	Value
Consumer Discretionary 14.8%
13,545	Burlington Stores, Inc. [a]	$3,228,180
34,916	Champion Homes, Inc. [a]	3,308,640
13,857	Group 1 Automotive, Inc.	5,292,681
19,085	Installed Building Products, Inc.	3,272,314
60,733	Modine Manufacturing Co. [a]	4,661,258
8,200	Murphy USA, Inc.	3,852,442
735	NVR, Inc. [a]	5,324,627
61,939	Patrick Industries, Inc.	5,237,562
51,552	SharkNinja, Inc. [a]	4,299,952
80,926	Tractor Supply Co.	4,459,023
	Total	42,936,679
Consumer Staples 4.7%
26,903	BJ's Wholesale Club Holdings, Inc. [a]	3,069,633
11,779	Casey's General Stores, Inc.	5,112,557
82,720	U.S. Foods Holding Corp. [a]	5,414,851
	Total	13,597,041
Energy 1.5%
142,431	TechnipFMC plc	4,513,638
	Total	4,513,638
Financials 15.0%
52,808	Arch Capital Group, Ltd.	5,079,073
63,663	Banner Corp.	4,059,790
87,184	Enterprise Financial Services Corp.	4,685,268
20,698	Federal Agricultural Mortgage Corp. Class C	3,881,082
276,533	FNB Corp.	3,719,369
8,524	Kinsale Capital Group, Inc.	4,148,716
119,346	OneMain Holdings, Inc.	5,833,633
30,889	Raymond James Financial, Inc.	4,290,791
77,044	Synovus Financial Corp.	3,601,037
86,066	TPG, Inc.	4,082,110
	Total	43,380,869
Health Care 9.0%
72,377	Bio-Techne Corp.	4,243,463
48,547	Centene Corp. [a]	2,947,288
43,537	HealthEquity, Inc. [a]	3,847,365
27,844	Labcorp Holdings, Inc.	6,480,413
28,898	Merit Medical Systems, Inc. [a]	3,054,808
23,887	STERIS plc	5,413,988
	Total	25,987,325
Industrials 23.5%
28,507	Advanced Drainage Systems, Inc.	3,097,286
36,473	Arcosa, Inc.	2,812,798
121,976	Atmus Filtration Technologies, Inc.	4,480,178
174,075	CECO Environmental Corp. [a]	3,968,910
14,650	Clean Harbors, Inc. [a]	2,887,515
101,811	Core & Main, Inc. Class A [a]	4,918,489
47,697	Federal Signal Corp.	3,508,114
59,128	FTAI Aviation, Ltd.	6,564,982
243,890	Gates Industrial Corp. plc [a]	4,490,015
18,467	IES Holdings, Inc. [a]	3,049,086
73,350	Limbach Holdings, Inc. [a]	5,462,374
74,260	nVent Electric plc	3,892,709
11,981	Quanta Services, Inc.	3,045,331
19,460	Ryder System, Inc.	2,798,543
12,428	Saia, Inc. [a]	4,342,716
33,762	TransUnion	2,801,908
Shares	Common Stock 99.0%	Value
Industrials 23.5% – continued
19,595	WESCO International, Inc.	$3,043,104
48,322	WNS Holdings, Ltd. [a]	2,971,320
	Total	68,135,378
Information Technology 15.3%
75,805	Bel Fuse, Inc. Class B	5,674,762
58,141	Celestica, Inc. [a]	4,582,092
47,570	Climb Global Solutions, Inc.	5,268,853
38,557	Coherent Corp. [a]	2,503,892
2,719	Fair Isaac Corp. [a]	5,014,271
146,105	I3 Verticals, Inc. Class A [a]	3,604,411
273,865	Kyndryl Holdings, Inc. [a]	8,599,361
25,703	Littelfuse, Inc.	5,056,808
13,884	Zebra Technologies Corp. Class A [a]	3,923,063
	Total	44,227,513
Materials 8.7%
50,508	Eastman Chemical Co.	4,450,260
124,807	Element Solutions, Inc.	2,821,886
27,932	Hawkins, Inc.	2,958,557
86,140	International Paper Co.	4,595,569
37,200	Knife River Corp. [a]	3,355,812
10,129	Reliance, Inc.	2,924,749
33,786	Steel Dynamics, Inc.	4,225,953
	Total	25,332,786
Real Estate 3.3%
28,245	Colliers International Group, Inc.	3,426,118
77,679	National Storage Affiliates Trust	3,060,553
76,528	Rexford Industrial Realty, Inc.	2,996,071
	Total	9,482,742
Utilities 3.2%
240,630	MDU Resources Group, Inc.	4,069,053
129,631	NiSource, Inc.	5,196,907
	Total	9,265,960
	Total Common Stock (Cost $277,541,184)	286,859,931

Shares or Principal Amount	Short-Term Investments 1.0%	Value
2,812,123	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.29% [b]	2,812,123
	Total Short-Term Investments (Cost $2,812,123)	2,812,123
	Total Investments (Cost $280,353,307) 100.0%	289,672,054
	Other Assets and Liabilities, Net (0.0%) [c]	(22,988)
	Total Net Assets 100.0%	$289,649,066

a	Non-income producing security.
b	The interest rate shown reflects the yield.
c	Amount is less than 0.05% of net assets.

Definitions:
plc	–	Public Limited Company
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Small-Mid Cap Equity ETF

Schedule of Investments as of March 31, 2025(unaudited)
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$20,843,899
Gross unrealized depreciation	(11,842,643)
Net unrealized appreciation (depreciation)	$9,001,256
Cost for federal income tax purposes	$280,670,798
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Small-Mid Cap Equity ETF

Schedule of Investments as of March 31, 2025(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Thrivent Small-Mid Cap Equity ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	$42,936,679	$42,936,679	$—	$—
Consumer Staples	13,597,041	13,597,041	—	—
Energy	4,513,638	4,513,638	—	—
Financials	43,380,869	43,380,869	—	—
Health Care	25,987,325	25,987,325	—	—
Industrials	68,135,378	68,135,378	—	—
Information Technology	44,227,513	44,227,513	—	—
Materials	25,332,786	25,332,786	—	—
Real Estate	9,482,742	9,482,742	—	—
Utilities	9,265,960	9,265,960	—	—
Short-Term Investments	2,812,123	2,812,123	—	—
Total Investments at Value	$289,672,054	$289,672,054	$—	$—
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2025(unaudited)

Principal Amount	Long-Term Fixed Income (98.8%)	Value
Asset-Backed Securities 27.0%
	Affirm Asset Securitization Trust,
$11,606	6.27%, 5/15/2029, Series 2024-X1, Class A [a]	$11,624
	American Credit Acceptance Receivables Trust,
144,854	6.09%, 11/12/2027, Series 2023-3, Class B [a]	144,953
	American Heritage Auto Receivables Trust,
110,000	4.90%, 9/17/2029, Series 2024-1A, Class A3 [a]	110,746
	Anchorage Capital CLO 8, Ltd.,
250,000	(TSFR3M + 1.460%), 5.76%, 10/27/2034, Series 2016-8A, Class AR2A [a],[b]	250,079
	ARES LXXI CLO, Ltd.,
240,000	(TSFR3M + 1.700%), 5.99%, 4/20/2037, Series 2024-71A, Class A2 [a],[b]	241,260
	ARI Fleet Lease Trust,
154,812	3.43%, 1/15/2031, Series 2022-A, Class A3 [a]	154,384
	Avis Budget Rental Car Funding AESOP LLC,
250,000	2.02%, 2/20/2027, Series 2020-2A, Class A [a]	245,440
	BOF VII AL Funding Trust I,
105,111	6.29%, 7/26/2032, Series 2023-CAR3, Class A2 [a]	106,874
	Carlyle U.S. CLO, Ltd.,
207,387	(TSFR3M + 1.150%), 5.45%, 10/15/2031, Series 2018-2A, Class A1R [a],[b]	207,367
	Carval CLO X-C, Ltd.,
250,000	(TSFR3M + 1.460%), 5.75%, 7/20/2037, Series 2024-2A, Class A [a],[b]	250,103
	Carvana Auto Receivables Trust,
235,000	1.03%, 6/10/2027, Series 2021-P3, Class A4	229,401
	CCG Receivables Trust,
250,000	4.48%, 10/14/2032, Series 2025-1, Class A2 [a]	250,202
	Daimler Trucks Retail Trust,
10,639	5.23%, 2/17/2026, Series 2022-1, Class A3	10,645
	Dryden 78 CLO, Ltd.,
240,000	(TSFR3M + 1.730%), 6.03%, 4/17/2037, Series 2020-78A, Class A2R [a],[b]	240,233
	Dryden XXVI Senior Loan Fund,
171,699	(TSFR3M + 1.160%), 5.46%, 4/15/2029, Series 2013-26A, Class AR [a],[b]	171,670
	Enterprise Fleet Financing LLC,
20,571	3.03%, 1/20/2028, Series 2022-1, Class A2 [a]	20,537
	First Investors Auto Owner Trust,
250,000	3.13%, 5/15/2028, Series 2022-1A, Class C [a]	247,142
	Flatiron CLO 21, Ltd.,
250,000	(TSFR3M + 1.360%), 5.65%, 10/19/2037, Series 2021-1A, Class A1R [a],[b]	250,250
Principal Amount	Long-Term Fixed Income (98.8%)	Value
Asset-Backed Securities 27.0% – continued
	Ford Credit Auto Owner Trust,
$133,000	5.30%, 3/15/2028, Series 2022-D, Class A4	$134,519
	GreatAmerica Leasing Receivables Funding LLC,
20,000	4.52%, 10/15/2027, Series 2025-1, Class A2 [a]	19,988
	GreenSky Home Improvement Issuer Trust,
100,000	5.12%, 3/25/2060, Series 2025-1A, Class A2 [a]	99,982
	Hertz Vehicle Financing III LLC,
240,000	6.15%, 3/25/2030, Series 2023-4A, Class A [a]	248,487
	Hertz Vehicle Financing III LP,
100,000	2.12%, 12/27/2027, Series 2021-2A, Class B [a]	95,297
	Hilton Grand Vacations Trust,
30,496	5.75%, 9/15/2039, Series 2024-1B, Class A [a]	31,153
	Home Partners of America Trust,
163,214	2.30%, 12/17/2026, Series 2021-2, Class B [a]	155,977
	KKR CLO 11, Ltd.,
93,535	(TSFR3M + 1.440%), 5.74%, 1/15/2031, Series 2011, Class AR [a],[b]	93,588
	KKR CLO 18, Ltd.,
156,210	(TSFR3M + 1.200%), 5.49%, 7/18/2030, Series 2018, Class AR [a],[b]	156,252
	Marlette Funding Trust,
80,918	5.95%, 7/17/2034, Series 2024-1A, Class A [a]	81,154
	Neuberger Berman Loan Advisers CLO 35, Ltd.,
250,000	(TSFR3M + 1.050%), 5.37%, 1/19/2033, Series 2019-35A, Class ARR [a],[b]	249,889
	Newark BSL CLO 2, Ltd.,
130,441	(TSFR3M + 1.230%), 5.53%, 7/25/2030, Series 2017-1A, Class A1R [a],[b]	130,264
	Octagon Investment Partners 39, Ltd.,
236,864	(TSFR3M + 1.150%), 5.44%, 10/20/2030, Series 2018-3A, Class AR [a],[b]	236,758
	OneMain Financial Issuance Trust,
250,000	1.75%, 9/14/2035, Series 2020-2A, Class A [a]	241,922
	Palmer Square Loan Funding, Ltd.,
150,803	(TSFR3M + 1.060%), 5.36%, 10/15/2029, Series 2021-4A, Class A1 [a],[b]	150,693
	Rad CLO 14, Ltd.,
250,000	(TSFR3M + 1.430%), 5.73%, 1/15/2035, Series 2021-14A, Class A [a],[b]	250,016
	Santander Bank Auto Credit-Linked Notes,
250,000	4.97%, 1/18/2033, Series 2024-B, Class B [a]	250,951
59,465	6.49%, 6/15/2033, Series 2023-A, Class B [a]	59,804
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income (98.8%)	Value
Asset-Backed Securities 27.0% – continued
	Santander Drive Auto Receivables Trust,
$186,736	4.98%, 2/15/2028, Series 2023-1, Class B	$186,874
	SFS Auto Receivables Securitization Trust,
15,407	5.89%, 3/22/2027, Series 2023-1A, Class A2A [a]	15,420
	Shackleton CLO, Ltd.,
91,001	(TSFR3M + 1.360%), 5.66%, 5/7/2031, Series 2014-5RA, Class A [a],[b]	91,005
	SLM Private Credit Student Loan Trust,
191,175	(TSFR3M + 0.660%), 4.96%, 6/15/2033, Series 2004-A, Class A3 [b]	190,031
	SMB Private Education Loan Trust,
80,219	(TSFR1M + 0.860%), 5.18%, 10/15/2035, Series 2017-B, Class A2B [a],[b]	80,130
	Tiaa CLO III, Ltd.,
203,533	(TSFR3M + 1.410%), 5.72%, 1/16/2031, Series 2017-2A, Class A [a],[b]	203,568
	Tricon Residential Trust,
250,000	(TSFR1M + 1.100%), 5.40%, 3/17/2042, Series 2025-SFR1, Class A [a],[b]	249,999
	Venture 42 CLO, Ltd.,
250,000	(TSFR3M + 1.390%), 5.69%, 4/15/2034, Series 2021-42A, Class A1A [a],[b]	250,045
	World Omni Select Auto Trust,
10,001	5.92%, 3/15/2027, Series 2023-A, Class A2A	10,004
	Total	7,106,680
Basic Materials 1.7%
	DuPont de Nemours, Inc.,
100,000	4.49%, 11/15/2025	99,842
	FMC Corp.,
150,000	5.15%, 5/18/2026	150,383
	Glencore Funding LLC,
200,000	(SOFRINDEX + 0.750%), 5.11%, 10/1/2026 [a],[b],[c]	200,125
	Total	450,350
Collateralized Mortgage Obligations 1.3%
	Roc Mortgage Trust,
150,000	5.63%, 2/25/2040, Series 2025-RTL1, Class A1 [a],[d]	150,967
	Toorak Mortgage Trust,
200,000	5.52%, 2/25/2040, Series 2025- RRTL1, Class A1 [a],[d]	200,309
	Total	351,276
Commercial Mortgage-Backed Securities 1.8%
	Benchmark Mortgage Trust,
58,517	5.96%, 7/15/2056, Series 2023-V3, Class A1	59,347
	Citigroup Commercial Mortgage Trust,
186,220	3.05%, 4/10/2049, Series 2016-GC37, Class A3	184,293
Principal Amount	Long-Term Fixed Income (98.8%)	Value
Commercial Mortgage-Backed Securities 1.8% – continued
	Morgan Stanley Bank of America Merrill Lynch Trust,
$237,110	3.27%, 1/15/2049, Series 2016-C28, Class A3	$235,113
	Total	478,753
Communication Services 3.4%
	Charter Communications Operating LLC/Charter Communications Operating Capital,
100,000	4.91%, 7/23/2025	99,976
100,000	4.20%, 3/15/2028	98,068
	Cisco Systems, Inc.,
100,000	4.55%, 2/24/2028	100,846
	Discovery Communications LLC,
100,000	3.95%, 3/20/2028	96,089
	Expedia Group, Inc.,
100,000	5.00%, 2/15/2026	100,132
	Paramount Global,
100,000	2.90%, 1/15/2027	96,750
	Rogers Communications, Inc.,
100,000	3.20%, 3/15/2027	97,290
	Sprint LLC,
200,000	7.63%, 3/1/2026	203,137
	Total	892,288
Consumer Discretionary 8.2%
	American Honda Finance Corp.,
200,000	(SOFRRATE + 0.820%), 5.18%, 3/3/2028 [b]	199,932
	BMW U.S. Capital LLC,
200,000	(SOFRRATE + 0.780%), 5.14%, 3/19/2027 [a],[b]	199,674
	Ford Motor Credit Co. LLC,
300,000	6.95%, 3/6/2026	303,268
	General Motors Financial Co., Inc.,
250,000	(SOFRINDEX + 1.170%), 5.54%, 4/4/2028 [b]	249,619
	Hyundai Capital America,
150,000	(SOFRRATE + 0.990%), 5.35%, 3/25/2027 [a],[b]	149,879
	Las Vegas Sands Corp.,
100,000	3.50%, 8/18/2026	98,066
	PACCAR Financial Corp.,
200,000	4.55%, 3/3/2028	201,522
	Royal Caribbean Cruises, Ltd.,
100,000	5.50%, 8/31/2026 [a]	100,001
	Sands China, Ltd.,
200,000	5.13%, 8/8/2025	199,828
	Stellantis Finance U.S., Inc.,
200,000	5.35%, 3/17/2028 [a]	200,231
	Volkswagen Group of America Finance LLC,
200,000	(SOFRRATE + 1.060%), 5.42%, 3/25/2027 [a],[b]	200,245
	Warnermedia Holdings, Inc.,
50,000	3.76%, 3/15/2027	48,768
	Total	2,151,033
Consumer Staples 6.6%
	AbbVie, Inc.,
200,000	4.65%, 3/15/2028	201,622
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income (98.8%)	Value
Consumer Staples 6.6% – continued
	Centene Corp.,
$100,000	4.25%, 12/15/2027	$97,578
	CVS Health Corp.,
50,000	3.88%, 7/20/2025	49,855
100,000	2.88%, 6/1/2026	97,991
	GlaxoSmithKline Capital plc,
200,000	(SOFRRATE + 0.500%), 4.86%, 3/12/2027 [b]	200,378
	HCA, Inc.,
200,000	5.00%, 3/1/2028	201,629
	Hershey Co.,
100,000	4.55%, 2/24/2028	100,936
	Humana, Inc.,
100,000	1.35%, 2/3/2027	94,191
	Keurig Dr. Pepper, Inc.,
100,000	4.42%, 5/25/2025	99,895
	Kraft Heinz Foods Co.,
100,000	3.00%, 6/1/2026	98,229
	Mars, Inc.,
200,000	4.45%, 3/1/2027 [a]	200,395
	PayPal Holdings, Inc.,
100,000	(SOFRRATE + 0.670%), 5.03%, 3/6/2028 [b]	100,107
	Reynolds American, Inc.,
100,000	4.45%, 6/12/2025	99,871
	Universal Health Services, Inc.,
100,000	1.65%, 9/1/2026	95,713
	Total	1,738,390
Energy 1.3%
	Chevron USA, Inc.,
250,000	(SOFRINDEX + 0.360%), 4.72%, 2/26/2027 [b]	250,365
	MPLX LP,
100,000	4.88%, 6/1/2025	99,996
	Total	350,361
Financials 31.3%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
200,000	2.45%, 10/29/2026	193,278
	Ally Financial, Inc.,
100,000	5.75%, 11/20/2025	100,296
	Athene Global Funding,
150,000	5.62%, 5/8/2026 [a]	151,561
	Aviation Capital Group LLC,
100,000	3.50%, 11/1/2027 [a]	96,600
	Avolon Holdings Funding, Ltd.,
100,000	4.25%, 4/15/2026 [a]	99,439
	Banco Santander SA,
200,000	(SOFRRATE + 1.120%), 5.47%, 7/15/2028 [b]	200,998
	Bank of America Corp.,
500,000	(SOFRRATE + 1.010%), 5.37%, 1/24/2031 [b]	499,705
	Bank of Montreal,
150,000	(5 yr. USD Swap + 1.430%), 3.80%, 12/15/2032 [b]	144,910
	Barclays plc,
200,000	5.20%, 5/12/2026	200,639
	Blackstone Private Credit Fund,
100,000	7.05%, 9/29/2025	100,990
	Blackstone Secured Lending Fund,
100,000	2.75%, 9/16/2026	96,580
Principal Amount	Long-Term Fixed Income (98.8%)	Value
Financials 31.3% – continued
	Blue Owl Capital Corp.,
$100,000	3.40%, 7/15/2026	$97,677
	Blue Owl Credit Income Corp.,
100,000	7.75%, 9/16/2027	104,369
	Blue Owl Technology Finance Corp.,
100,000	6.10%, 3/15/2028 [a]	99,738
	BNP Paribas SA,
200,000	(5 yr. USD Swap + 1.480%), 4.38%, 3/1/2033 [a],[b]	194,025
	Boston Properties LP,
100,000	2.75%, 10/1/2026	96,946
	Canadian Imperial Bank of Commerce,
100,000	(SOFRRATE + 1.030%), 5.39%, 3/30/2029 [b]	100,091
	Capital One Financial Corp.,
150,000	(SOFRRATE + 0.860%), 1.88%, 11/2/2027 [b]	143,485
	Citigroup, Inc.,
400,000	(SOFRRATE + 0.870%), 5.23%, 3/4/2029 [b]	400,108
	Commonwealth Bank of Australia,
200,000	(SOFRRATE + 0.640%), 5.02%, 3/14/2028 [a],[b]	200,228
	Cooperatieve Rabobank UA,
300,000	(SOFRINDEX + 0.890%), 5.25%, 10/17/2029 [b]	301,063
	Crown Castle, Inc.,
100,000	1.05%, 7/15/2026	95,321
	Deutsche Bank AG,
250,000	(SOFRRATE + 1.210%), 5.56%, 1/10/2029 [b]	249,910
	Extra Space Storage LP,
100,000	3.50%, 7/1/2026	98,696
	Golub Capital BDC, Inc.,
100,000	2.50%, 8/24/2026	96,330
	HSBC Holdings plc,
200,000	(SOFRRATE + 1.030%), 5.39%, 3/3/2029 [b]	200,332
	ING Groep NV,
200,000	(SOFRINDEX + 1.010%), 5.37%, 3/25/2029 [b]	199,928
	JPMorgan Chase & Co.,
300,000	(SOFRRATE + 0.800%), 5.15%, 1/24/2029 [b]	300,424
	KeyCorp,
100,000	2.25%, 4/6/2027	95,341
	Lloyds Banking Group plc,
200,000	(SOFRINDEX + 1.060%), 5.42%, 11/26/2028 [b]	200,416
	Macquarie Airfinance Holdings, Ltd.,
100,000	5.20%, 3/27/2028 [a]	100,067
	Morgan Stanley,
200,000	3.59%, 7/22/2028 [b]	195,018
	National Bank of Canada,
250,000	(SOFRRATE + 0.560%), 4.70%, 3/5/2027 [b]	250,283
	Omega Healthcare Investors, Inc.,
100,000	5.25%, 1/15/2026	100,179
	PNC Financial Services Group, Inc.,
200,000	(SOFRINDEX + 1.090%), 4.76%, 1/26/2027 [b]	200,072
	Royal Bank of Canada,
250,000	(SOFRINDEX + 0.830%), 5.19%, 1/24/2029 [b]	249,738
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2025(unaudited)
Principal Amount	Long-Term Fixed Income (98.8%)	Value
Financials 31.3% – continued
	Santander Holdings USA, Inc.,
$100,000	(SOFRRATE + 1.610%), 5.97%, 3/20/2029 [b]	$100,429
	Santander U.K. Group Holdings plc,
200,000	(SOFRRATE + 0.990%), 1.67%, 6/14/2027 [b]	192,669
	Societe Generale SA,
250,000	(SOFRRATE + 1.410%), 5.76%, 4/13/2029 [a],[b]	251,242
	State Street Corp.,
150,000	4.54%, 2/28/2028	150,707
	Sumitomo Mitsui Financial Group, Inc.,
200,000	(SOFRRATE + 1.170%), 5.52%, 7/9/2029 [b]	201,848
	Synchrony Bank,
200,000	5.63%, 8/23/2027	202,889
	Toronto-Dominion Bank,
200,000	(5 yr. USD Swap + 2.210%), 3.63%, 9/15/2031 [b]	195,961
	U.S. Bancorp,
200,000	(SOFRRATE + 1.430%), 5.73%, 10/21/2026 [b]	201,169
	UBS Group AG,
300,000	(SOFRINDEX + 0.980%), 1.31%, 2/2/2027 [a],[b]	291,719
	Westpac Banking Corp.,
100,000	(5 yr. USD SOFR ICE Swap + 2.240%), 4.32%, 11/23/2031 [b]	99,149
	Weyerhaeuser Co.,
100,000	4.75%, 5/15/2026	100,153
	Total	8,242,716
Industrials 2.7%
	Boeing Co.,
100,000	3.10%, 5/1/2026	98,251
50,000	3.25%, 2/1/2028	47,948
	Caterpillar Financial Services Corp.,
250,000	(SOFRRATE + 0.520%), 4.88%, 3/3/2028 [b]	250,146
	John Deere Capital Corp.,
200,000	(SOFRRATE + 0.500%), 4.86%, 3/6/2028 [b]	199,916
	Regal Rexnord Corp.,
100,000	6.05%, 2/15/2026	100,757
	Total	697,018
Technology 1.7%
	Advanced Micro Devices, Inc.,
150,000	4.21%, 9/24/2026	150,327
	Dell International LLC/EMC Corp.,
100,000	4.75%, 4/1/2028 [c]	100,457
	Oracle Corp.,
100,000	2.65%, 7/15/2026	97,625
	Synopsys, Inc.,
100,000	4.55%, 4/1/2027	100,372
	Total	448,781
U.S. Government & Agencies 9.5%
	U.S. Treasury Notes,
2,480,000	5.00%, 8/31/2025	2,487,111
Principal Amount	Long-Term Fixed Income (98.8%)	Value
Utilities 2.3%
	Duke Energy Progress LLC,
$100,000	4.35%, 3/6/2027	$100,345
	Evergy Kansas Central, Inc.,
150,000	4.70%, 3/13/2028	150,527
	Georgia Power Co.,
250,000	(SOFRINDEX + 0.280%), 4.64%, 9/15/2026 [b]	250,064
	Pacific Gas & Electric Co.,
100,000	3.15%, 1/1/2026	98,712
	Total	599,648
	Total Long-Term Fixed Income (Cost $25,967,315)	25,994,405

Shares or Principal Amount	Short-Term Investments (1.7%)	Value
	Federal Home Loan Bank Discount Notes,
100,000	4.25%, 5/23/2025 [e],[f]	99,389
355,938	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.29% [f]	355,938
	Total Short-Term Investments (Cost $455,333)	455,327
	Total Investments (Cost $26,422,648) 100.5%	$26,449,732
	Other Assets and Liabilities, Net (0.5%)	(139,818)
	Total Net Assets 100.0%	$26,309,914

a
Denotes securities sold under Rule 144A of the Securities Act of
1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2025, the value of these investments was $9,431,651 or 35.8% of total net assets.

b
Denotes variable rate securities. The rate shown is as of March 31,
2025. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description.
The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes investments purchased on a when-issued or delayed- delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2025.
e	All or a portion of the security is held on deposit with counterparty and pledged as the initial margin deposit for open futures contracts.
f	The interest rate shown reflects the yield.

Definitions:
CLO	–	Collateralized Loan Obligation
plc	–	Public Limited Company

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2025(unaudited)
Reference Rate Index:
ICE	–	Intercontinental Exchange
SOFRINDEX	–	Secured Overnight Financing Rate Compounded Index
SOFRRATE	–	Secured Overnight Financing Rate
TSFR1M	–	CME Term SOFR 1 Month
TSFR3M	–	CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$44,690
Gross unrealized depreciation	(26,025)
Net unrealized appreciation (depreciation)	$18,665
Cost for federal income tax purposes	$26,422,648
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2025(unaudited)
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Thrivent Ultra Short Bond ETF's assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	7,106,680	—	7,106,680	—
Basic Materials	450,350	—	450,350	—
Collateralized Mortgage Obligations	351,276	—	351,276	—
Commercial Mortgage-Backed Securities	478,753	—	478,753	—
Communication Services	892,288	—	892,288	—
Consumer Discretionary	2,151,033	—	2,151,033	—
Consumer Staples	1,738,390	—	1,738,390	—
Energy	350,361	—	350,361	—
Financials	8,242,716	—	8,242,716	—
Industrials	697,018	—	697,018	—
Technology	448,781	—	448,781	—
U.S. Government & Agencies	2,487,111	—	2,487,111	—
Utilities	599,648	—	599,648	—
Short-Term Investments	455,327	355,938	99,389	—
Total Investments at Value	$26,449,732	$355,938	$26,093,794	$—
The following table is a summary of the inputs used, as of March 31, 2025, in valuing Thrivent Ultra Short Bond ETF's other financial instrument assets carried at fair value.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	8,419	8,419	—	—
Total Liability Derivatives	$8,419	$8,419	$—	$—
The following table presents Ultra Short Bond ETF's futures contracts held as of March 31, 2025. Investments and/or cash totaling $99,389 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 3 Yr. U.S. Treasury Notes	(12)	June 2025	$(2,525,456)	$(8,419)
Total Futures Short Contracts			$(2,525,456)	$(8,419)
Total Futures Contracts			$(2,525,456)	$(8,419)

Reference Description:
CBOT	–	Chicago Board of Trade
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of March 31, 2025, for Ultra Short Bond ETF Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Distributable earnings/(accumulated loss)	$8,419
Total Interest Rate Contracts		8,419
Total Liability Derivatives		$8,419

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Ultra Short Bond ETF

Schedule of Investments as of March 31, 2025(unaudited)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended March 31, 2025, for Ultra Short Bond ETF Fund's investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(8,419)
Total Interest Rate Contracts		(8,419)
Total		$(8,419)
The following table presents Ultra Short Bond ETF Fund's average volume of derivative activity during the period ended March 31, 2025.

Derivative Risk Category	Average Notional Value
Interest Rate Contracts Futures - Short	$(1,793,871)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent ETF Trust
Statement of Assets and Liabilities

As of March 31, 2025 (unaudited)	Core Plus Bond ETF	Small-Mid Cap Equity ETF	Ultra Short Bond ETF
Assets
Investments in unaffiliated securities, at cost	$26,145,396	$280,353,307	$26,422,648
Investments in unaffiliated securities, at value	26,374,585	289,672,054	26,449,732
Dividends and interest receivable	188,852	135,435	163,481
Receivable for:
Investments sold	477,678	—	—
Variation margin on open future contracts	—	—	853
Total Assets	27,041,115	289,807,489	26,614,066
Liabilities
Payable for:
Investments purchased	1,710,817	—	299,981
Investment advisory fees	7,856	158,423	4,171
Total Liabilities	1,718,673	158,423	304,152
Net Assets
Capital stock (beneficial interest)	25,073,324	293,196,176	26,280,625
Distributable earnings/(accumulated loss)	249,118	(3,547,110)	29,289
Total Net Assets	$25,322,442	$289,649,066	$26,309,914
Shares of beneficial interest outstanding	500,000	8,744,000	525,000
Net asset value per share	$50.64	$33.13	$50.11
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust
Statement of Operations

For the six months ended March 31, 2025 (unaudited)	Core Plus Bond ETF#	Small-Mid Cap Equity ETF	Ultra Short Bond ETF#
Investment Income
Dividend	$—	$1,476,267	$—
Interest	132,724	103,219	130,361
Foreign tax withholding	—	(570)	—
Total Investment Income	132,724	1,578,916	130,361
Expenses
Adviser fees	10,062	850,227	5,297
Total Net Expenses	10,062	850,227	5,297

Net Investment Income/(Loss)	122,662	728,689	125,064
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	10,520	(11,748,836)	1,147
In-kind redemptions	—	890,702	—
Change in net unrealized appreciation/(depreciation) on:
Investments	229,189	(18,898,924)	27,084
Futures contracts	—	—	(8,419)
Net Realized and Unrealized Gains/(Losses)	239,709	(29,757,058)	19,812

Net Increase/(Decrease) in Net Assets Resulting From Operations	$362,371	$(29,028,369)	$144,876

#	For the period from February 19, 2025 (inception) through March 31, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust
Statement of Changes in Net Assets

For the periods ended	Core Plus Bond ETF# March 31, 2025 (Unaudited)	Small-Mid Cap Equity ETF March 31, 2025 (Unaudited)	Small-Mid Cap Equity ETF September 30, 2024	Ultra Short Bond ETF# March 31, 2025 (Unaudited)
Operations
Net investment income/(loss)	$122,662	$728,689	$874,009	$125,064
Net realized gains/(losses)	10,520	(10,858,134)	22,143,075	1,147
Change in net unrealized appreciation/(depreciation)	229,189	(18,898,924)	22,412,097	18,665
Net Change in Net Assets Resulting From Operations	362,371	(29,028,369)	45,429,181	144,876
Distributions to Shareholders
From net investment income/net realized gains	(113,253)	(953,019)	(840,025)	(115,587)
Total Distributions to Shareholders	(113,253)	(953,019)	(840,025)	(115,587)
Capital Stock Transactions
Sold	25,073,424	135,866,944	149,786,722	26,280,725
Redeemed	(100)	(30,778,195)	(113,194,880)	(100)
Total Capital Stock Transactions	25,073,324	105,088,749	36,591,842	26,280,625

Net Increase/(Decrease) in Net Assets	25,322,442	75,107,361	81,180,998	26,309,914
Net Assets, Beginning of Period	—	214,541,705	133,360,707	—
Net Assets, End of Period	$25,322,442	$289,649,066	$214,541,705	$26,309,914
Capital Stock Share Transactions
Sold	500,002	3,730,000	4,760,000	525,002
Redeemed	(2)	(850,000)	(3,690,000)	(2)
Total Capital Stock Share Transactions	500,000	2,880,000	1,070,000	525,000

#	For the period from February 19, 2025 (inception) through March 31, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2025
(unaudited)
(1)
ORGANIZATION
Thrivent ETF Trust (the “Trust”) was organized as a Massachusetts Business Trust on September 2, 2021, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940. The Trust is currently comprised of 3 separate series (each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of two fixed-income Funds and one equity Fund. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) in one or more series as the Trust's Board of Trustees (the "Board") may determine from time to time.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2)
SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments — The Funds record their investments at fair value using market quotations when they are readily available pursuant to Rule 2a-5. The Funds’ investments are recorded at fair value determined in good faith when market quotations are not readily available. Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value ("NAV") at the close of each business day. Money Market funds where the published daily NAV per share is not available on measurement date shall be fair valued using the NAV per share from the prior day.
The Board has chosen the Funds’ investment adviser Thrivent Asset Management, LLC (the "Adviser") as the valuation designee, responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Adviser has formed a Valuation Committee (the “Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities — The Funds may invest in certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange and are fair valued using pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2025
(unaudited)
liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts,  disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes — No provision has been made for income taxes because the Funds’ policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more-likely-than-not” standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the "more-likely-than-not" recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds’ federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress, and none are expected at this time.
As of March 31, 2025, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position, or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes — Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income — Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are generally allocated among all appropriate affiliated funds in proportion to their respective net assets or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date. However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders — Dividend and capital gain distributions are recorded on the ex-dividend date. Net realized gains from securities transactions, if any,  are paid annually after the close of the fiscal year. In addition, the Funds may claim a portion of the payment to redeeming shareholders as a distribution for income tax purposes. Distributions to shareholders are recorded on the ex-dividend date.
The dividend distribution schedule is as follows:

Fund	Dividends Declared	Dividends Paid
Core Plus Bond ETF	Monthly	Monthly
Small-Mid Cap Equity ETF	Annually	Annually
Ultra Short Bond ETF	Monthly	Monthly

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2025
(unaudited)
Derivative Financial Instruments —  The Funds may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures,options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements in certain situations. Collateral terms are contract specific for OTC derivatives(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes,non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Futures Contracts —  Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended March 31, 2025, Ultra Short Bond ETF used treasury futures to manage the duration and yield curve exposure of the respective Fund as compared to its benchmark.
Swap Agreements — Each Fund may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2025
(unaudited)
recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps — A credit default swap ("CDS") is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a
CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended March 31, 2025, the Funds did not engage in these types of transactions.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Mortgage Dollar Roll Transactions — Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. These purchase and sale transactions may increase portfolio turnover rate.
When-Issued and Delayed-Delivery Transactions — Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2025
(unaudited)
security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities — Certain Funds may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Stripped Securities — Certain Funds may invest in interest only and principal only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates. As interest rates increase, the price of the principal only security decreases. Similarly, as interest rates decrease, the price of the principal only security increases. The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Contingent Liabilities — In the event of adversary action proceedings where the Funds are a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the period ended March 31, 2025, no contingent liabilities were reported.
Litigation — Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Recent Accounting Pronouncements —
Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
Improvements to Reportable Segment Disclosures In this reporting period, the Funds adopted FASB Accounting Standards Update ("ASU") 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Officers of the Funds, consisting of the President as the Principal Executive Officer and the Treasurer as the Principal Financial and Accounting Officer, jointly act as the Funds’ CODMs. Management has determined that each Fund is a single operating segment because the CODMs monitor the net increase or decrease in net assets resulting from operations of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. As investment companies, the Funds primarily engage in investing in securities to generate a return on investment for shareholders. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights. Fund net assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Net Assets” and significant fund expenses are listed on the accompanying Statement of Operations.
Accounting Standards Update 2023-09 - Improvements to Income Tax Disclosures
In December 2023, the FASB issued ASU 2023-09 - Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
(3)
FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees — The Trust has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser provides certain administrative personnel and services. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds’ investment

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2025
(unaudited)
programs and manages the operations of the Funds under the general supervision of the Board. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the investment advisory agreement were as follows:

Fund	Advisory Fee Rate
Core Plus Bond ETF	0.39%
Small-Mid Cap Equity ETF	0.65%
Ultra Short Bond ETF	0.20%
Distribution Plan — ALPS Distributors, Inc. ("ALPS"), a Colorado corporation, is the distributor and principal underwriter of the Funds’ Shares.  ALPS serves as the distributor of aggregations of shares of the Funds known as “Creation Units”. ALPS is not entitled to compensation from the Trust for services provided under this agreement but receives compensation from the Adviser for its services.
Other Expenses —  The Trust has entered into an agreement with State Street Bank and Trust Company ("State Street"), to provide transfer agency and dividend payment services, custodian and administration services necessary to the Funds. Under the transfer agency agreement, State Street performs shareholder services and acts as the dividend disbursing agent. Pursuant to administration agreement, State Street  provides certain accounting and administrative personnel and services to the Funds. Under the custody agreement, State Street provides custodian services for the Funds’ assets. Additionally, the Trust has entered into an agreement with Thrivent Financial Investor Services Inc., to provide primarily call center services and to assist in coordinating with other service providers for the distribution of the Funds’ regulatory filings to shareholders.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Adviser for services as a Trustee. In addition, the Adviser reimburses unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., the Adviser, Thrivent Financial Investor Services Inc. and Thrivent Distributors, LLC. Employees of the Adviser and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance by the Adviser.
Interfund Lending — The Fund may participate in an interfund lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Fund to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve Fund.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the period ended March 31, 2025, no Fund borrowed cash through the interfund lending program.
(4)
TAX INFORMATION
Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of March 31, 2025, the tax basis balance has not yet been determined.
At September 30, 2024,  the following Fund had accumulated net capital loss carryovers as follows:

Fund	Capital Loss Carryover
Small-Mid Cap Equity ETF	$1,987,119
To the extent that this Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5)
CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES
The Funds issue and redeem shares on a continuous basis at NAV in large blocks of shares called “Creation Units”. A Creation Unit consists of 10,000 shares. Creation Units are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying securities basket. Investors such as market markers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for the Funds include both cash and in-kind transactions and are disclosed in detail in the Statement of Changes in Net Assets.
Transaction fees are imposed to cover the cost associated with the issuance and redemption of Creation Units. There is fixed and variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of the Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed, as part of a cash order, is applicable to each creation or redemption transaction and is paid to the Funds. Variable transaction fees received by the Funds are presented in the Capital Share Transaction section of the Statement of Changes in Net Assets.
(6)
SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities — For the period ended March 31, 2025, the cost of purchases and net in-kind

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2025
(unaudited)
contributions and the proceeds from sales and net in-kind redemptions, other than U.S. Government securities, were as follows:

Fund	Net in-kind Contributions	Net in-kind Redemptions
Small-Mid Cap Equity ETF	$105,994,031	$3,503,724

Fund	Purchases	Sales
Core Plus Bond ETF	$12,131,881	$49,393
Small-Mid Cap Equity ETF	120,629,116	116,496,751
Ultra Short Bond ETF	22,622,866	509,919
Purchases and sales of U.S. Government securities were:

Fund	Purchases	Sales
Core Plus Bond ETF	$16,584,325	$3,784,335
(7)
SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to purchase or sell securities from or to certain other Funds, or affiliated portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the period ended March 31, 2025, the Funds did not engage in these types of transactions.
(8)
SUBSEQUENT EVENTS
The Adviser has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9)
SIGNIFICANT RISKS
Investing in the Funds involves risk. The following is an alphabetical list of significant risks associated with investing in the Funds. Refer to the prospectus for risks specific to each Fund.
Authorized Participant Concentration Risk - Only an authorized participant (“Authorized Participant”) (which is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund that allows them to place orders for the purchase and redemption of Creation Units) may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of institutions that act as Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to process creation and/or redemption orders, Fund shares may trade at a discount to
NAV and possibly face trading halts and/or delisting. This risk may be more pronounced during periods of market volatility or market disruptions. The fact that the Fund is offering a novel and unique structure may result in a fewer number of entities willing to act as Authorized Participants, particularly during times of market volatility.
Collateralized Debt Obligations Risk - The risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Conflicts of Interest Risk - An investment in the Funds is subject to a number of actual or potential conflicts of interest. The following does not purport to be a comprehensive list or complete explanation of all potential conflicts of interest which may affect the Funds. A Fund may encounter circumstances, or enter into transactions, in which conflicts of interest may arise, which are not listed or discussed below.
The Adviser or its affiliates may provide services to the Funds for which the Fund would compensate the Adviser and/or such affiliates. The Funds may invest in investments affiliated with the Adviser. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of a Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of a Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates. The Adviser and its affiliates have no obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other funds and/or accounts managed by them, for the benefit of the management of the Fund. No affiliate of the Adviser is under any obligation to share any investment opportunity, including an investment technique, idea, model or strategy, with a Fund. The portfolio compositions and performance results of a Fund therefore will differ from other such funds and/or accounts. These conflicts of interest are exacerbated to the extent that the Adviser’s other clients are proprietary or pay them higher fees or performance-based fees. Further, the activities in which the Adviser and its affiliates are involved on behalf of other

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2025
(unaudited)
accounts could limit or preclude the flexibility that a Fund could otherwise have to participate in certain investments.
Credit Risk - Credit risk is the risk that an issuer of a debt security to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk - The Funds and their service providers may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk - The use of derivatives (such as futures) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The Fund utilizes futures on U.S. Treasuries in order to manage duration, or interest rate risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.
Emerging Markets Risk - The risks and volatility of investing in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. The Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk - Equity securities held by the Fund may decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities generally do not move in the same direction at the same time and are generally more volatile than most debt securities.
ETF Structure Risks - The Fund is structured as an ETF and is subject to risks related to exchange trading, including:
•   The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV.
•   Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2025
(unaudited)
•   The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.
•   Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Financial Sector Risk - To the extent that the financials sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Securities Risk - Foreign securities generally carry more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or      imposing punitive taxes that would have an adverse effect on security prices, and impair the Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk - The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk - The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Federal Home Loan Bank, Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Federal Home Loan Banks, Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Growth Investing Risk - Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
High-Yield Risk - High-yield securities – commonly known as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High-yield securities generally have a less liquid resale market.
Interest Rate Risk - Interest rate risk is the risk that prices of debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve, could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investment Adviser Risk - The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2025
(unaudited)
Issuer Risk - Issuer risk is the possibility that factors specific to an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Shareholder Risk - From time to time, shareholders of the Fund (which may include institutional investors, financial intermediaries, investment models constructed by the Adviser or its affiliates, or affiliated funds or accounts) may make or result in relatively large redemptions or purchases of shares. These transactions may cause the Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Liquidity Risk - Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk - Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns, the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Market Trading Risk - Although Fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for Fund shares will develop or be maintained or that any listing will be maintained. If an active market or a listing is not maintained, investors may find it difficult to buy or sell Fund shares.
Mid Cap Risk - Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Mortgage-Backed and Other Asset-Backed Securities Risk - The value of mortgage-backed and asset-backed securities are influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities are paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
New and Smaller Sized Fund Risk - The Fund is new and has a limited operating history for investors to evaluate and may not be successful in implementing its investment strategies. The Fund may fail to attract sufficient assets to achieve or maintain economies of scale, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Smaller ETFs will have a lower public float and lower trading volumes, leading to wider bid/ask spreads.
Premium/Discount Risk - Publication of the Proxy Portfolio is not the same level of transparency as the publication of the Actual Portfolio by a fully transparent ETF. Although the Proxy Portfolio is intended to provide Authorized Participants and other market participants with enough information to allow for an effective arbitrage mechanism that is intended to keep the market price of the Fund at or close to the underlying NAV per share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that the market price of the Fund’s shares will vary significantly from the NAV per share of the Fund. This means the price paid to buy shares on an exchange may not match the value of the Fund’s portfolio. The same is true when shares are sold.
Prepayment Risk - When interest rates fall, certain obligations are paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Proxy Portfolio Risk - Unlike traditional ETFs that disclose their portfolio holdings on a daily basis, the Fund does not disclose its holdings daily, rather it discloses a Proxy Portfolio. The goal of the Proxy Portfolio, during all market conditions, is to track closely the

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2025
(unaudited)
daily performance of the Actual Portfolio and minimize intra-day misalignment between the performance of the Proxy Portfolio and the performance of the Actual Portfolio. The Proxy Portfolio is designed to reflect the economic exposures and the risk characteristics of the Actual Portfolio on any given trading day. The Proxy Portfolio is intended to provide Authorized Participants and other market participants with enough information to support an effective arbitrage mechanism that keeps the market price of the Fund at or close to the underlying NAV per share of the Fund. The Adviser has licensed from a third party the right to use a model that will determine the Proxy Portfolio. The Fund’s ability to operate as described herein depends on the quality of that model and the timely and accurate determination of the Proxy Portfolio each day. The Proxy Portfolio methodology is novel, has only been in use for a limited period of time, and is not yet proven as an effective arbitrage mechanism. There can be no assurance that the Proxy Portfolio will function as expected or that it will support an effective arbitrage mechanism, especially under difficult or stressed market conditions, and there can be no assurance that the intellectual property necessary to utilize the Proxy Portfolio will remain available to the Fund. The effectiveness of the Proxy Portfolio as an arbitrage mechanism is contingent upon, among other things, the Proxy Portfolio performing in a manner substantially identical to the performance of the Actual Portfolio and the willingness of Authorized Participants and other market participants to trade based on the Proxy Portfolio. There is no guarantee that this arbitrage mechanism will operate as intended or with the intended effects. The Fund may not function as intended and the market price of its shares may be adversely affected if the licensor of the methodology used to determine the Proxy Portfolio fails to continue to make the intellectual property used to determine the Proxy Portfolio available for use by the Fund. Further, while the Proxy Portfolio may include some of the Fund’s holdings, it is not the Fund’s Actual Portfolio. ETFs trading on the basis of a published Proxy Portfolio may exhibit wider premiums and discounts, bid/ask spreads, and tracking error than other ETFs using the same investment strategies that publish their portfolios on a daily basis, especially during periods of market disruption or volatility. Therefore, shares of the Fund may cost investors more to trade than shares of a traditional ETF. There is also a possibility of additional expenses related to operating the Proxy Portfolio.
•    Each day the Fund calculates the overlap between the holdings of the prior Business Day’s Proxy Portfolio compared to the Actual Portfolio that formed the basis for the Fund’s calculation of NAV at the end of the prior Business Day (“Proxy Overlap”) and the difference, in percentage terms, between the Proxy Portfolio per share NAV and that of the Actual Portfolio (“Tracking Error”). If the Tracking Error becomes large, there is a risk that the performance of the Proxy Portfolio may deviate from the performance of the Actual Portfolio.
•    The Fund’s Board of Trustees (the “Board”) receives and reviews quarterly reports containing information about the Fund, including Tracking Error, bid/ask spread and premiums/discounts. If deviations become too large, the Board will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, corrective measures would be appropriate. See the Statement of Additional Information (the “SAI”) for further discussion of the Board’s oversight responsibilities.
•    Although the Fund seeks to benefit from keeping its portfolio information nontransparent, market participants may attempt to use the Proxy Portfolio to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Proxy Portfolio and any related disclosures have been designed to minimize the risk of predatory trading practices, but they may not be successful in doing so.
Regulatory Risk - Legal, tax, and regulatory developments may adversely affect a Fund. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with a Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Small Cap Risk - Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Tax Risk - Changes in federal income tax laws or rates may affect both the net asset value of a Fund and the returns generated from securities in a Fund.
Tracking Error Risk - Although the Proxy Portfolio is designed to reflect the economic exposure and risk characteristics of the Fund’s Actual Portfolio on any given trading day, there is a risk that the performance of the Proxy Portfolio will diverge from the performance of the Actual Portfolio, potentially materially.
Trading Halt Risk - If securities representing 10% or more of the Fund’s Actual Portfolio do not have readily available market quotations, the Fund will promptly request that the listing exchange halt trading in the Fund’s shares which means that investors would not be able to trade their shares. Trading halts may have a greater impact on the Fund compared to other ETFs due to the Fund’s semi-transparent structure. If the trading of a security held in the Fund’s Actual Portfolio is halted, or otherwise does not have readily available market quotations, and the Adviser believes that the lack of any such readily available market quotations may affect the reliability of the Proxy Portfolio as an arbitrage vehicle, or otherwise determines it is in the best interest of the Fund, the Adviser will promptly disclose on the Fund’s website the identity and weighting of

Thrivent ETF Trust

Notes to Financial Statements
March 31, 2025
(unaudited)
such security for so long as such security’s trading is halted or otherwise does not have readily available market quotations and remains in the Actual Portfolio.
Value Investing Risk - Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent ETF Trust
Financial Highlights

	Per Share Outstanding Throughout Each Period*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period*	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
Core Plus Bond ETF
Period Ended March 31, 2025 (unaudited)(d),#	$50.00	$0.27	$0.61	$0.88	$(0.24)	$—
Small-Mid Cap Equity ETF
Period Ended March 31, 2025 (unaudited)(d)	36.59	0.10	(3.42)	(3.32)	(0.14)	—
Year Ended September 30, 2024 (d)	27.82	0.18	8.75	8.93	(0.16)	—
Period Ended September 30, 2023 (d),##	25.00	0.18	2.68	2.86	(0.04)	—
Ultra Short Bond ETF
Period Ended March 31, 2025 (unaudited)(d),#	50.00	0.26	0.08	0.34	(0.23)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)	Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates. Additional information can be found in the accompanying Notes to Financial Statements

(d)	Per share amounts have been calculated using the average shares outstanding method.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year.
#	For the period from February 19, 2025 (inception) through March 31, 2025.
##	For the period from October 5, 2022 (inception) through September 30, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.

Thrivent ETF Trust
Financial Highlights

		Ratios/Supplemental Data
				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Acquired Fund Fees and Expenses **
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/ (Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover rate(c)

$(0.24)	$50.64	1.76	$25.3	0.39%	4.75%	0.39%	4.75%	17%

(0.14)	33.13	(9.12)	289.6	0.65%	0.56%	0.65%	0.56%	46%
(0.16)	36.59	32.21	214.5	0.65%	0.55%	0.65%	0.55%	58%
(0.04)	27.82	7.65	133.4	0.65%	0.67%	0.65%	0.67%	47%

(0.23)	50.11	0.69	26.3	0.20%	4.72%	0.20%	4.72%	3%
The accompanying Notes to Financial Statements are an integral part of this statement.

Change in and Disagreement with Accountants
Not Applicable
The accompanying Notes to Financial Statements are an integral part of this statement.

Proxy Disclosures
Not Applicable
The accompanying Notes to Financial Statements are an integral part of this statement.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.
The accompanying Notes to Financial Statements are an integral part of this statement.

Statement Regarding Basis for Approval of Investment Advisory Contract
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the investment advisory agreement (“Advisory Agreement”) for the Thrivent Ultra Short Bond ETF and Thrivent Core Plus Bond ETF (each, a “Fund” and together, the “Funds”), each a series of the Thrivent ETF Trust (the “Trust”), be approved by the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”).
At its meeting on November 12, 2024, the Board voted unanimously to approve the Advisory Agreement between the Trust and Thrivent Asset Management, LLC (the “Adviser”) with respect to the Funds. In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the Trust and the objective of each Fund, as well as the following:
     1. The nature, extent, and quality of the services provided by the Adviser;
     2. The Adviser’s performance history and how that might translate to the performance of a Fund;
     3. The fees and other expenses charged to each Fund;
     4. The cost of services provided and any profit realized by the Adviser;
     5. The extent to which economies of scale may be realized as the Funds grow;
     6. Other benefits realized by the Adviser and its affiliates from their relationship with the Funds; and
     7. Any other factors that the Board deemed relevant to its consideration.
In connection with the approval of the Advisory Agreement, the Board (consisting of all of the Independent Trustees) met on October 10 and November 12, 2024 to consider information relevant to the Trustees’ consideration.
The Independent Trustees were represented by independent counsel throughout the process and during executive sessions without management present to consider whether to approve the Advisory Agreement. The Independent Trustees relied on their own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At the meetings, management presented information describing the services to be furnished to the Funds by the Adviser. The Board received information at the meetings from the marketing and investment leadership team regarding management’s rationale for the proposed Funds. The Board received information about the characteristics of each proposed Fund, including its investment objective, investment philosophy and process, proposed benchmark, expected Morningstar category and attributes as an exchange-traded fund. The Board received information about the qualifications and experience of the proposed managers. The Adviser discussed with the Board the capabilities of the New York Stock Exchange and the reasons for the Adviser’s recommendation that the Funds be listed on that exchange.
These presentations gave the Board the opportunity to evaluate the Adviser’s, including the portfolio managers’, abilities and the quality of services expected to be provided to the Funds. The Independent Trustees also met, including in executive session, with and received periodic reports regarding other Thrivent funds from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management) that served to inform the Board about the types of compliance services and programs that would be applied to the Funds. The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and the Chairs of other Committees communicated with Adviser representatives between quarterly meetings.
The Board considered the adequacy of the Adviser’s resources to be used in providing services to the Funds. The Adviser reviewed its process for overseeing its portfolio management teams for all Thrivent funds. The Adviser discussed additional resources that would be added to support the Funds. In addition, the Adviser noted that its investments in technology and personnel have benefitted other Thrivent funds and discussed continued investments in these resources, which, in particular, would benefit the Funds. The Board viewed these actions as a positive factor in approving the Advisory Agreement as they demonstrated the Adviser’s commitment to provide the Funds with quality service.
The accompanying Notes to Financial Statements are an integral part of this statement.

Statement Regarding Basis for Approval of Investment Advisory Contract
The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Funds by the Adviser supported approval of the Advisory Agreement.
Investment Performance
Because the Funds had not yet commenced operation, the Board could not consider the performance of either Fund. The Board considered the Adviser’s record in managing fixed income securities for other bond funds and noted that it would have opportunity to review performance information for the Funds in connection with future quarterly performance reports and annual reviews of the Advisory Agreement.
Advisory Fees and Fund Expenses
The Board considered each Fund’s proposed unitary fee structure, similar to other funds in its peer group, and noted that the Adviser would pay all of the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses. The Board considered the fees and expenses to be charged to each Fund and determined that they were reasonable.
Cost of Services, Profitability and Economies of Scale
Because the Funds had not commenced operation, it was not possible to determine the profitability that the Adviser might achieve with respect to each Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. The Board noted that it would have opportunity to review profitability information and economies of scale in connection with future annual reviews of the Advisory Agreement.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Funds, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Trust. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement for an initial two-year period.
The accompanying Notes to Financial Statements are an integral part of this statement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period for Thrivent Small-Mid Cap Equity ETF. A statement regarding the board’s basis for approval of the investment advisory contract for Thrivent Core Plus Bond ETF and Thrivent Ultra Short Bond ETF is included in this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)    Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)    There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to semi-annual report.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)  Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)  Change in the registrant’s independent public accountant: Not applicable.

(b)    If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 28, 2025	Thrivent ETF Trust
	By:	/s/ Michael W. Kremenak
Michael W. Kremenak
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 28, 2025	By:	/s/ Michael W. Kremenak
Michael W. Kremenak
President
(principal executive officer)
Date: May 28, 2025	By:	/s/ Sarah L. Bergstrom
Sarah L. Bergstrom
Treasurer and Principal Accounting Officer
(principal financial officer)